Supplementary Balance Sheet Information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable other:
Accounts receivable other	$ 560	$ 843
Government [Member]
Accounts receivable other:
Accounts receivable other	227	659
Employees [Member]
Accounts receivable other:
Accounts receivable other	19	25
Sundry [Member]
Accounts receivable other:
Accounts receivable other	$ 314	$ 159